Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Intangible Assets

Note 4. Intangible Assets

Intangible assets consist of the following:

	June 30, 2025	Decmber 31, 2024
Purchased software	$100,000	$100,000
Discord server	249,500	249,500
Right of literary work entitled	160,000	160,000
Less: Impairment	—	—
	$509,500	$509,500

On November 10, 2023, the Company entered into an asset purchase agreement. Under this agreement, the Company agreed to purchase all of the right, title, and interest in and to substantially all of the assets and properties of the sellers, including those used in connection with their business of Discord development, social media, online community management, marketing, and business-to-business software-as-a-service that offers sales, service, marketing, and analytics for the payment of $100,000 in cash (the “Purchased Software”). The Company determined the Purchased Software has indefinite useful life.

On June 21, 2024, the Company entered into an asset purchase agreement. Under this agreement, the Company agreed to purchase all of the right, title, and interest in and to substantially all of the assets and properties owned by the seller and used in connection with its business of Discord development, social media, online community management, marketing, and analytics for the payment of $200,000 in cash and the issuance of 25,000 shares of Class B Common Stock valued at $9,500 (the “June 2024 Discord Server”). The Company determined the June 2024 Discord Server has indefinite useful life.

On November 15, 2024, the Company entered into an asset purchase agreement. Under this agreement, the Company agreed to purchase all of the right, title, and interest in and to the assets, properties and rights owned by the sellers and used in connection with its business of Discord development, social media, online community management, marketing, and analytics for the payment of $40,000 in cash, the issuance of 20,000 shares of Class B Common Stock (the “November 2024 Discord Server”), certain consulting arrangements, and a certain potential quarterly performance bonus. The Company determined the November 2024 Discord Server has indefinite useful life.

On November 25, 2024, the Company entered into a Purchase Agreement (the “One Step Closer Agreement”) with Jeff Blue (“Owner”) regarding the literary work entitled “One Step Closer: From Xero to #1: Becoming Linkin Park” (the “Work”). Under the terms of the One Step Closer Agreement, the Company has acquired a 50% ownership interest in the film, TV, streaming, and other media adaptation rights to the Work. The Agreement stipulates several conditions precedent, including approval of the chain-of-title to the Work by the Company, and receipt of necessary tax forms and other documents for payment processing. In consideration of the rights granted, the Company paid $160,000. The Company determined the Work has indefinite useful life.

Note 4. Intangible Assets

Intangible assets consist of the following:

	December 31, 2024	December 31, 2023

Purchased software	$100,000	$100,000
Discord server	249,500	—
Right of literary work entitled	160,000	—
Less: Impairment	—	—
	$509,500	$100,000

On November 10, 2023, the Company entered into an asset purchase agreement (the “Asset Purchase Agreement”). Under the Asset Purchase Agreement, the Company agreed to purchase all of the right, title, and interest in and to substantially all of the assets and properties and used in connection with their business of Discord development, social media, online community management, marketing, and business-to-business software-as-a-service that offers sales, service, marketing, and analytics for the payment of $100,000 in cash (“Purchase software”). The Company determined the asset has indefinite useful life.

On June 21, 2024, the Company entered into an asset purchase agreement (the “Asset Purchase Agreement”). Under the Asset Purchase Agreement, the Company agreed to purchase all of the right, title, and interest in and to substantially all of the assets and properties owned by the Seller and used in connection with its business of Discord development, social media, online community management, marketing, and analytics for the payment of $200,000 in cash and the issuance of 25,000 shares of Class B Common Stock valued at $9,500 (“Discord server”). The Company determined the asset has indefinite useful life.

On November 15, 2024, the Company entered into a asset purchase agreement. Under this agreement, the Company agreed to purchase all of the right, title, and interest in and to the assets, properties and rights owned by the Seller and used in connection with its business of Discord development, social media, online community management, marketing, and analytics for the payment of $40,000 in cash (“Discord server”). The Company determined the asset has indefinite useful life.

On November 25, 2024, the Company entered into a Purchase Agreement (the “Agreement”) with Jeff Blue (“Owner”) regarding the literary work entitled “One Step Closer: From Xero to #1: Becoming Linkin Park” (the “Work”). Under the terms of the Agreement, the Company has acquired a 50% ownership interest in the film, TV, streaming, and other media adaptation rights to the Work. The Agreement stipulates several conditions precedent, including approval of the chain-of-title to the Work by the Company, and receipt of necessary tax forms and other documents for payment processing. In consideration of the rights granted, the Company paid $160,000 (“Right of literary work entitled”). The Company determined the asset has indefinite useful life.